Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Schedule of the net amount of finance income resulting from credit card operations
The net amount of finance income resulting from credit card operations is included as a reduction of selling, general and administrative expenses and comprised the following:

	Years ended December 31,
(in millions)	2012	2011	2010
Finance charges earned on customers' account balances	$—	—	81
Less service fees	—	—	(10)
Subtotal	—	—	71
Finance income under amended agreement	65	58	20
Net finance income	$65	58	91

Schedule of accounts receivable
Accounts receivable consisted of the following:

	December 31,
(in millions)	2012	2011
QVC Easy-Pay plan	$816	808
Major credit card and other receivables	313	291
	1,129	1,099
Less allowance for doubtful accounts	(74)	(79)
Accounts receivable, net	$1,055	1,020

Summary of activity in the allowance for doubtful accounts
A summary of activity in the allowance for doubtful accounts was as follows:

(in millions)	Balance beginning of year	Additions‑ charged to expense	Deductions‑ write-offs	Change in revolving credit card program	Balance end of year
2012	$79	75	(80)	—	74
2011	66	68	(55)	—	79
2010	81	78	(73)	(20)	66